DERIVATIVES	12 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES

NOTE 5 — DERIVATIVES

We use derivative instruments to manage risks related to foreign currencies, interest rates, equity prices, and credit; to enhance investment returns; and to facilitate portfolio diversification. Our objectives for holding derivatives include reducing, eliminating, and efficiently managing the economic impact of these exposures as effectively as possible. Our derivative programs include strategies that both qualify and do not qualify for hedge accounting treatment.

Foreign Currencies

Certain forecasted transactions, assets, and liabilities are exposed to foreign currency risk. We monitor our foreign currency exposures daily to maximize the economic effectiveness of our foreign currency hedge positions.

Foreign currency risks related to certain Euro-denominated debt are hedged using foreign exchange forward contracts that are designated as cash flow hedging instruments.

Certain options and forwards not designated as hedging instruments are also used to manage the variability in foreign exchange rates on certain balance sheet amounts and to manage other foreign currency exposures.

Interest Rate

Interest rate risks related to certain fixed-rate debt are hedged using interest rate swaps that are designated as fair value hedging instruments to effectively convert the fixed interest rates to floating interest rates.

Securities held in our fixed-income portfolio are subject to different interest rate risks based on their maturities. We manage the average maturity of our fixed-income portfolio to achieve economic returns that correlate to certain broad-based fixed-income indices using option, futures, and swap contracts. These contracts are not designated as hedging instruments and are included in “Other contracts” in the tables below.

Equity

Securities held in our equity investments portfolio are subject to market price risk. At times, we may hold options, futures, and swap contracts. These contracts are not designated as hedging instruments.

Credit

Our fixed-income portfolio is diversified and consists primarily of investment-grade securities. We use credit default swap contracts to manage credit exposures relative to broad-based indices and to facilitate portfolio diversification. These contracts are not designated as hedging instruments and are included in “Other contracts” in the tables below.

Credit-Risk-Related Contingent Features

Certain counterparty agreements for derivative instruments contain provisions that require our issued and outstanding long-term unsecured debt to maintain an investment grade credit rating and require us to maintain minimum liquidity of $1.0 billion. To the extent we fail to meet these requirements, we will be required to post collateral, similar to the standard convention related to over-the-counter derivatives. As of June 30, 2026, our long-term unsecured debt rating was AAA, and cash investments were in excess of $1.0 billion. As a result, no collateral was required to be posted.

The following table presents the notional amounts of our outstanding derivative instruments measured in U.S. dollar equivalents:

(In millions)	June 30, 2026	June 30, 2025

Designated as Hedging Instruments

Foreign exchange contracts purchased	$1,492	$1,492
Interest rate contracts purchased	1,179	1,150

Not Designated as Hedging Instruments

Foreign exchange contracts purchased	12,052	15,214
Foreign exchange contracts sold	51,413	43,307
Equity contracts purchased	5,573	5,434
Equity contracts sold	2,546	2,189
Other contracts purchased	3,252	2,769
Other contracts sold	630	1,242

Fair Values of Derivative Instruments

The following table presents our derivative instruments:

	Derivative	Derivative	Derivative	Derivative
(In millions)	Assets	Liabilities	Assets	Liabilities

	June 30, 2026		June 30, 2025

Designated as Hedging Instruments

Foreign exchange contracts	$57	$(65)	$89	$(44)
Interest rate contracts	11	0	15	0

Not Designated as Hedging Instruments

Foreign exchange contracts	1,742	(1,175)	248	(809)
Equity contracts	346	(181)	385	(983)
Other contracts	20	(9)	21	(1)

Gross amounts of derivatives	2,176	(1,430)	758	(1,837)
Gross amounts of derivatives offset in the balance sheets	(1,300)	1,301	(258)	260
Cash collateral received	0	(366)	0	(99)

Net amounts of derivatives	$876	$(495)	$500	$(1,676)

Reported as

Short-term investments	$192	$0	$10	$0
Other current assets	681	0	201	0
Equity and other investments	0	0	272	0
Other long-term assets	3	0	17	0
Other current liabilities	0	(379)	0	(1,639)
Other long-term liabilities	0	(116)	0	(37)

Total	$876	$(495)	$500	$(1,676)

Gross derivative assets and liabilities subject to legally enforceable master netting agreements for which we have elected to offset were $2.2 billion and $1.4 billion, respectively, as of June 30, 2026, and $452 million and $1.8 billion, respectively, as of June 30, 2025.

The following table presents the fair value of our derivatives instruments on a gross basis:

(In millions)	Level 1	Level 2	Level 3	Total

June 30, 2026

Derivative assets	$0	$2,168	$8	$2,176
Derivative liabilities	0	(1,430)	0	(1,430)

June 30, 2025

Derivative assets	1	474	283	758
Derivative liabilities	0	(1,832)	(5)	(1,837)

Gains (losses) on derivative instruments recognized in other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Designated as Fair Value Hedging Instruments

Interest rate contracts
Derivatives	$(5)	$5	$(23)
Hedged items	(25)	(45)	(25)

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Amount reclassified from accumulated other comprehensive loss	(63)	103	(48)

Not Designated as Hedging Instruments

Foreign exchange contracts	592	(938)	367
Equity contracts	1,864	(266)	(177)
Other contracts	(1)	21	(15)

Gains (losses), net of tax, on derivative instruments recognized in our consolidated comprehensive income statements were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Included in effectiveness assessment	$(42)	$77	$(14)